Other Financial Liabilities at Fair Value Through Profit or Loss (Details) £ in Millions	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Notional amount	£ 179,050		£ 163,361
Other financial liabilities at fair value through profit or loss	827		803
– US$30bn Euro Medium Term Note Programme
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Notional amount | $		$ 30,000,000,000		$ 30,000,000,000
Other financial liabilities at fair value through profit or loss	3		5
Structured Notes Programmes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	353		413
Eurobonds
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	110		142
Structured deposits
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	346		223
Collateral and associated financial guarantees
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	£ 15		£ 20